Average Annual Total Returns - FidelitySAIEmergingMarketsIndexFund-PRO - FidelitySAIEmergingMarketsIndexFund-PRO - Fidelity SAI Emerging Markets Index Fund	Dec. 30, 2024
Fidelity SAI Emerging Markets Index Fund | Return Before Taxes
Average Annual Return:
Past 1 year	9.40%
Past 5 years	3.29%
Since Inception	5.81%	[1]
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	8.72%
Past 5 years	2.75%
Since Inception	5.24%	[1]
Fidelity SAI Emerging Markets Index Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.05%
Past 5 years	2.60%
Since Inception	4.63%	[1]
MC041
Average Annual Return:
Past 1 year	9.86%
Past 5 years	3.71%
Since Inception	6.21%

[1]	A From January 5, 2016 .